PURISIMA FUNDS
Semi-Annual Report (unaudited)
February 28, 2002
The Purisima Total Return Fund
The Purisima Pure American Fund
The Purisima Pure Foreign Fund



TABLE OF CONTENTS

The Purisima Fund Family                  2

A Letter to our Shareholders              4

Schedule of Investments                   7

Statements of Assets and Liabilities     17

Statements of Operations                 18

Statement of Changes in Net Assets       19

Financial Highlights                     22

Notes to Financial Statements            25

Please see the Funds' Privacy Notice on page 29


The Purisima Fund Family

     Fisher Investments manages over $11 billion for large institutions and high-net-worth individuals. We built our business by offering personal service, a history of performance and generally low fees to large investors. We create global, domestic, and foreign portfolios for our clients. Yet few investors have the over $500,000 necessary to build a customized portfolio of stocks. That's why we created the Purisima Funds. These mutual funds allow us to pool the money of many investors together and buy enough securities to create a diversified portfolio, while also having sufficient assets under management to keep costs relatively low. Our funds are made up of what we believe are three optimal portfolios: global, domestic, and foreign. Purisima Pure American is composed of the domestic securities we believe will most likely appreciate. Purisima Pure Foreign contains those foreign securities we think are the best investments. Purisima Total Return has a portfolio that contains both foreign and domestic securities.

     Total Return. This fund combines our top U.S. and foreign security picks in one mutual fund. We believe the Purisima Total Return Fund is the single best way for small investors to manage their money. Through global diversification targeted at securities we anticipate will outpace the market, it strives for a high total return, while seeking to achieve a reduced level of risk, as many large investors have sought from Fisher Investments.

Pure American. Many investors, large and small, simply don't want to own foreign stocks. They wish to avoid the political and economic issues of foreign countries or the currency risks involved in overseas investments. Fisher Investments satisfies the desire for a handpicked U.S. only portfolio by offering the Purisima Pure American Fund, which invests only in American securities and seeks to consistently beat the S&P 500 stock index.

     Pure Foreign. Some investors like to pick their own U.S. stocks but don't feel comfortable selecting foreign ones. Yet, they want the advantages of global diversification that requires owning foreign securities. Pure Foreign allows them to obtain this foreign diversification, which may help lower the volatility of their entire investment portfolio. The Purisima Pure Foreign Fund owns the foreign securities Fisher Investments believes will most likely appreciate and, by combining it with a U.S. portfolio, investors can create a complete global portfolio.

A Letter to our Shareholders

We are pleased to bring you the semi-annual report for the Purisima Funds for the six month period ended February 28, 2002. Growth of your investment remains the primary goal for the Purisima Funds, but safety has also been a recent focus with the global equity markets languishing in a bear market that has lasted nearly two years.

Over this period, the capital markets have been dominated by the tragic events of September 11th, followed by a tug of war regarding investor perception about the state of the economy. Already in decline, the markets plunged in September before rallying back by the end of the year on optimism for an early end to the recession. Poor corporate results early in 2002 dashed this hope and stocks declined with sentiment. In the end, each of the benchmarks for the funds finished the period lower. The Purisima Funds themselves retained the framework of the defensive asset allocation established earlier in the bear market. The strategy continued to work as designed for each of the funds during the period. The ability of each fund to achieve growth in a difficult environment was made possible by utilizing a variety of techniques to reduce risk and maximize expected return. The funds' compositions included an already reduced allocation to stocks, short equity positions, index put options and US Treasury securities. Using combinations of these negatively correlated assets has stabilized the portfolios and set the base for continued appreciation even as the market declined further. Additionally, each of the funds held a material amount of cash to enhance total return and reduce risk.

For each of the Funds, the long equity positions continued to emphasize sectors which tend to perform better in times of economic weakness, such as consumer staples and healthcare. In the Total Return Fund and the Pure American Fund, we began adding companies that are smaller than the market and value oriented. These companies are still big by most people's standards, but are small enough to benefit from outperformance by small cap stocks we expect to see when the new bull market arrives. Until then, low absolute interest rates coupled with a steep yield curve, both of which we anticipate will persist, bode well for smaller value stocks that rely on borrowing to fund growth. The Total Return Fund now has little bias between domestic and foreign stocks. While we still see some promising developments overseas, this has developed into a truly global bear market. We don't see the foreign bourses taking off without the US. Pure American's long equity positions were limited to US companies, and Pure Foreign's were limited to foreign companies.

All three funds shared similar downside tactics, gaining short exposure to areas of the equity market believed most vulnerable in a downturn, specifically technology and balanced smaller cap indexes, and buying index put options. These defensive tactics offset declines in the long equity positions, allowing each Fund to substantially outperform its respective benchmark while greatly reducing portfolio volatility.

Outlook

We expect the equity markets to resume a decline until late spring or early summer. This forecast of a market bottom is much later than our original outlook from last year. In retrospect, following one of the longest and most powerful bull markets in history, it is logical that the current bear would take longer to shake positive sentiment and run its course. Wall Street and the press expect September to mark a low for the bear market. We are unaware of any new bull market commencing in the midst of such optimism. However, we believe it would be normal to see one last counter-trend rally occur in tandem with a "double dip" recession where there is an initial drop from inventory liquidation, then a pickup for a quarter or two before another a relapse. All post-war recessions but one followed this pattern. If the economy truly has begun a recovery it would mean the recession ended before the bull market began, or at least concurrent with it. The stock market almost always turns before the economy, not the other way around.

So for now we remain defensive. In spite of the bearish obstacles immediately ahead, we expect this wave of the economic cycle to come to an end just as all before it have. A new recovery in the market, and then the economy, will begin before too much longer. Even with further market declines, we expect a solid second half of the year delivering better opportunity to accumulate absolute gains.

One of our goals during the period has been to remain well positioned to re-equitize the funds effectively and efficiently when we become bullish again. We believe each of them are situated to capitalize on the opportunities of the markets when they emerge.

Thank you for your continued interest and support.

Sincerely,







Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments Inc
This material must be preceded or accompanied by a current prospectus. Quasar Distributors, LLC, distributor (03/02)


Schedule of Investments Purisima Total Return Fund February
28, 2002 (unaudited)

    Shares                                                    Value
--------------------------------------------------------------------------------

COMMON STOCKS: 25.9%
Aerospace/Defense Equipment: 0.6%
    18,900        Lockheed Martin Corp.                      $ 1,066,149
                                                             -----------
Automotive: 0.5%
    58,800        Delphi Corp.                                   940,212
                                                             -----------
Banking: 3.1%
   146,500        Banco Santander Central - ADR                1,170,535
   14,200         Comerica, Inc.                                 849,870
   19,500         National Australia Bank Ltd. - ADR           1,795,950
   29,200         National City Corp.                            832,784
   39,896         San Paolo - IMI SpA - ADR                      803,905
                                                             -----------
                                                               5,453,044
                                                             -----------
Chemicals: 0.6%
    26,600        Rohm & Haas Co.                              1,021,706
                                                             -----------

Commercial Services: 0.4%
    20,280        Vivendi Universal S.A. - ADR                   784,836
                                                             -----------

Electrical Equipment: 1.5%
    44,800        Enel SpA - ADR                               1,262,912
    36,500        General Electric Co.                         1,405,250
                                                             -----------
                                                               2,668,162
                                                             -----------
Financial Services: 0.6%
    47,800        ING Groep N.V. - ADR                         1,136,206
                                                             -----------
Foods: 1.5%
    41,000        Sara Lee Corp.                                 857,720
    30,800        Unilever N.V. - ADR                          1,795,024
                                                             -----------
                                                               2,652,744
                                                             -----------

Household Audio & Video Equipment: 0.6%
    22,600        Sony Corp. - ADR                             1,044,120
                                                             -----------

Household Products: 1.1%
    22,000        Procter & Gamble Co.                         1,865,380
                                                             -----------

Insurance: 1.4%
    20,144        American International Group, Inc.           1,490,052
    52,700        Axa S.A. - ADR                                 971,788
                                                             -----------
                                                               2,461,840
                                                             -----------
Machinery: 0.6%
    18,900        Caterpillar, Inc.                            1,049,139

Oil & Gas: 3.3%
    40,600        BASF AG - ADR                               $1,569,596
    18,500        Phillips Petroleum Co.                       1,093,535
    27,700        Royal Dutch Petroleum Co. - ADR              1,422,949
    23,257        Total Fina S.A. - ADR                        1,710,552
                                                             -----------
                                                               5,796,632
                                                             -----------
Paper & Forest Products: 0.6%
    23,500        International Paper Co.                      1,028,125
                                                             -----------

Pharmaceuticals: 5.5%
    35,700        Astrazeneca Plc - ADR                        1,819,986
    22,876        Aventis - ADR                                1,696,255
    32,600        GlaxSmithKline Plc - ADR                     1,595,770
    32,700        Johnson & Johnson                            1,991,430
    20,900        Merck & Co., Inc.                            1,281,797
    32,400        Novartis AG - ADR                            1,229,904
                                                             -----------
                                                               9,615,142
Photography: 0.7%
    38,700        Fuji Photo Film - ADR                        1,235,304
                                                             -----------

Retail: 1.2%
    26,700        Albertson's, Inc.                              807,942
    24,300        Sears Roebuck & Co.                          1,277,694
                                                             -----------
                                                               2,085,636
                                                             -----------
Telecommunications: 1.2%
    33,750        Bellsouth Corp.                              1,308,150
    24,113        Telefonica S.A. - ADR                          846,118
                                                             -----------
                                                               2,154,268
                                                             -----------

Transportation: 0.9%
    27,100        Fedex Corp.*                                 1,568,006
                                                             -----------

TOTAL COMMON STOCKS
  (cost $46,354,404)                                          45,626,651
                                                             -----------

Principal
Amount
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS: 33.6%

$10,325,000       U.S. Treasury Bond, 7.250%, 5/15/2016**     12,121,385
  8,325,000       U.S. Treasury Bond, 8.750%, 8/15/2020**     11,338,259
 12,250,000       U.S. Treasury Note, 5.250%, 5/15/2004**     12,794,549
 11,475,000       U.S. Treasury Note, 5.625%, 5/15/2008**     12,127,640
  9,700,000       U.S. Treasury Note, 6.500%, 2/15/2010**     10,760,181
                                                             -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (cost $58,519,468)                                         59,142,014
                                                             -----------

  Contracts                                                   Value
--------------------------------------------------------------------------------
PUT OPTIONS: 0.8%
    53,400        Put Option on S&P 500 Index, Strike @1075.000,
                  Exp. 05/18/02 (cost $2,119,402)            $ 1,388,400
                                                             -----------
Principal
Amount
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 38.0%
$66,996,196       Cash Trust Series II - Treasury Fund
                  (cost $66,996,196)                          66,996,196
                                                             -----------

TOTAL INVESTMENTS IN SECURITIES
  (cost $173,989,470): 98.3%                                 173,153,261
Other Assets less Liabilities:  1.7%                           3,026,805
                                                             -----------

NET ASSETS:       100.0%                                    $176,180,066
                                                            ============
Shares
--------------------------------------------------------------------------------

SECURITIES SOLD SHORT: (13.8%)
   119,300        iShares Trust - Russell 2000               $11,118,760
   84,500         Midcap SPDR Trust Unit Series 1              7,820,475
   159,400        NASDAQ - 100 Shares                          5,384,532
                                                             -----------

TOTAL SECURITIES SOLD SHORT
  (proceeds $26,137,252)                                     $24,323,767
                                                             -----------

ADR  - American depositary receipt.

*    Non-income producing security.

**   Security  segregated  for  short  sales.   Aggregate  value  of  segregated
     securities at February 28, 2002 was $27,492,440.


Schedule of Investments
Purisima Pure American Fund
February 28, 2002 (unaudited)

     Shares                                                    Value
--------------------------------------------------------------------------------

COMMON STOCKS: 31.5%

Aerospace/Defense Equipment: 0.5%
       300        Lockheed Martin Corp.                      $    16,923

Automotive: 0.6%
     1,200        Delphi Corp.                                    19,188
                                                             -----------

Banking: 2.8%
       500        Bank of America Corp.                           31,975
       500        Comerica, Inc.                                  29,925
       900        National City Corp.                             25,668
                                                             -----------
                                                                  87,568
                                                             -----------

Chemicals: 0.5%
       400        Rohm & Haas Co.                                 15,364

Computer Components & Software: 1.1%
       675        Cisco Systems, Inc.*                             9,632
       450        Microsoft Corp.*                                26,253
                                                             -----------
                                                                  35,885
                                                             -----------

Computers: 1.1%
       350        IBM Corp.                                       34,342
                                                             -----------

Electrical Equipment: 0.9%
       700        General Electric Co.                            26,950
                                                             -----------

Financial Services: 1.6%
       566        Citigroup, Inc.                                 25,611
       300        Fannie Mae                                      23,475
                                                             -----------
                                                                  49,086
                                                             -----------

Foods: 1.0%
     1,500        Sara Lee Corp.                                  31,380
                                                             -----------

Health Care Equipment: 0.9%
       600        Medtronic, Inc.                                 26,724
                                                             -----------

Household Products: 1.2%
       450        Procter & Gamble Co.                            38,156
                                                             -----------

Shares                                                         Value
--------------------------------------------------------------------------------
Insurance: 1.8%
       362        American International Group               $    26,777
        12        Berkshire Hathaway, Inc. - Class B*             29,100
                                                             -----------
                                                                  55,877
                                                             -----------

Machinery: 0.9%
       500        Caterpillar, Inc.                               27,755
                                                             -----------

Media: 0.8%
     1,100        Walt Disney Co.                                 25,300
                                                             -----------

Miscellaneous Manufacturer: 1.1%
       300        3M Co.                                          35,379
                                                             -----------

Oil & Gas: 2.7%
       300        ChevronTexaco Corp.                             25,332
       750        Exxon Mobil Corp.                               30,975
       500        Phillips Petroleum Co.                          29,555
                                                             -----------
                                                                  85,862
                                                             -----------

Paper & Forest Products: 0.4%
       300        International Paper Co.                         13,125

Pharmaceuticals: 5.4%
       500        American Home Products Corp.                    31,775
       500        Bristol-Myers Squibb Co.                        23,500
       550        Johnson & Johnson                               33,495
       350        Lilly (Eli) & Co.                               26,506
       400        Merck & Co., Inc.                               24,532
       825        Schering-Plough Corp.                           28,454
                                                             -----------
                                                                 168,262
                                                             -----------

Restaurants: 0.8%
     1,000        McDonald's Corp.                                26,100
                                                             -----------

Retail: 2.6%
       400        Albertson's, Inc.                               12,104
       700        Sears Roebuck & Co.                             36,806
       525        Wal-Mart Stores, Inc.                           32,555
                                                             -----------
                                                                  81,465
                                                             -----------

Semi-conductors: 0.9%
     1,000        Intel Corp.                                     28,550
                                                             -----------

Telecommunications: 1.0%
       800        Bellsouth Corp.                                 31,008
                                                             -----------

Transportation: 0.9%
       500        Fedex Corp.*                                    28,930
                                                             -----------

TOTAL COMMON STOCKS
  (cost $1,001,070)                                              989,179
                                                             -----------


Principal
Amount                                                        Value
--------------------------------------------------------------------------------


U.S. TREASURY OBLIGATIONS: 37.8%

$140,000    U.S. Treasury Bond, 8.750%, 8/15/2020**          $   190,674
 550,000    U.S. Treasury Note, 5.250%, 5/15/2004                574,449
 400,000    U.S. Treasury Note, 5.625%, 5/15/2008**              422,750
                                                             -----------

TOTAL U.S. TREASURY OBLIGATIONS
  (cost $1,158,856)                                            1,187,873
                                                             -----------

Contracts
--------------------------------------------------------------------------------

PUT OPTIONS: 0.9%
     1,100        Put Option on S&P 500 Index, Strike @ 1075.000,
                  Exp. 05/18/02 (cost $43,673)                    28,600
                                                             -----------

Principal
Amount
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 24.4%

  $767,402        Cash Trust Series II -Treasury Fund
                  (cost $767,402)                                767,402
                                                             -----------

TOTAL INVESTMENTS IN SECURITIES
  (cost $2,971,001): 94.6%                                     2,973,054
Other Assets less Liabilities:  5.4%                             168,890
                                                             -----------
NET ASSETS:       100.0%                                      $3,141,944
                                                             ===========

Shares
--------------------------------------------------------------------------------

SECURITIES SOLD SHORT: (14.4%)
     2,100        iShares Trust - Russell 2000               $   195,720
     1,400        Midcap   SPDR  Trust Unit Series 1             129,570
     3,800        NASDAQ - 100 Shares                            128,364
                                                             -----------

TOTAL SECURITIES SOLD SHORT
  (proceeds $496,684)                                        $   453,654
                                                             -----------


*    Non-income producing security.

**   Security  segregated  for  short  sales.   Aggregate  value  of  segregated
     securities at February 28, 2002 was $613,415.

                See accompanying Notes to Financial Statements.


Schedule of Investments Purisima Pure Foreign Fund February
28, 2002 (unaudited)

     Shares                                                         Value

COMMON STOCKS: 27.1%

Australia: 1.3%
      300         National Australia Bank, Ltd. - ADR        $    27,630
    1,000         News Corp. Ltd. - ADR                           25,580
                                                             -----------
                                                                  53,210
France: 2.8%
      500         Aventis S.A. - ADR                              37,075
    1,150         Axa S.A. - ADR                                  21,206
      547         Total Fina S.A. - ADR                           40,232
      480         Vivendi Universal - ADR                         18,576
                                                             -----------
                                                                 117,089
                                                             -----------
Germany: 4.1%
      900         BASF AG - ADR                                   34,794
    1,500         DaimlerChrysler AG                              59,820
      800         SAP AG - ADR                                    27,336
      800         Siemens AG - ADR                                46,720
                                                             -----------
                                                                 168,670
                                                             -----------

Italy: 1.8%
    1,200         Enel SpA - ADR                                  33,828
    1,400         Fiat SpA - ADR                                  17,598
    1,056         San Paolo - IMI SpA - ADR                       21,278
                                                             -----------
                                                                  72,704


Japan: 4.0%
    2,400         Matsushita Electric Industrial Co., Ltd. - ADR  28,944
    4,675         Mitsubishi Tokyo Financial Group, Inc. - ADR*   28,564
      900         Sony Corp. - ADR                                41,580
      800         Tokio Marine & Fire Insurance Co. Ltd. - ADR    28,560
      750         Toyota Motor Corp. - ADR                        38,588
                                                             -----------
                                                                 166,236
                                                             -----------
Netherlands: 2.6%
     1,050        ING Groep N.V. - ADR                            24,959
       775        Royal Dutch Petroleum Co. - ADR                 39,812
       769        Unilever N.V. - ADR                             44,817
                                                             -----------
                                                                 109,588
                                                             -----------
Portugal: 0.4%
    2,432         Portugal Telecom S.A. - ADR                     17,146
                                                             -----------

Spain: 1.3%
    2,000         Banco Bilbao Vizcaya Argentaria S.A. - ADR      23,280
    2,175         Banco Santander Central Hispano S.A. - ADR      17,378
      430         Telefonica S.A. - ADR                           15,104
                                                             -----------
                                                                  55,762
                                                             -----------


Shares                                                             Value
--------------------------------------------------------------------------------

Sweden: 1.0%
    2,300         Volvo AB - ADR                             $    39,836
                                                             -----------

Switzerland: 2.2%
    1,100         Novartis AG - ADR                               41,756
    1,100         UBS AG                                          51,084
                                                             -----------
                                                                  92,840
                                                             -----------
United Kingdom: 5.6%
      800         AstraZeneca Plc - ADR                           40,784
      350         Barclays Plc                                    42,245
    1,800         Cadbury Schweppes Plc - ADR                     49,050
      700         GlaxoSmithKline Plc - ADR                       34,265
      800         Rio Tinto Plc - ADR                             63,960
                                                             -----------
                                                                 230,304
                                                             -----------

TOTAL COMMON STOCKS
  (cost $1,140,902)                                            1,123,385
                                                             -----------

Principal
Amount
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS: 39.6%

$ 200,000         U.S. Treasury Bond, 8.750%, 8/15/2020          272,391
  650,000         U.S. Treasury Note, 5.250%, 5/15/2004          678,894
  650,000         U.S. Treasury Note, 5.625%, 5/15/2008**        686,969
                                                             -----------

TOTAL U.S. TREASURY OBLIGATIONS
  (cost $1,598,183)                                            1,638,254
                                                             -----------

Contracts
--------------------------------------------------------------------------------
PUT OPTIONS: 0.9%
    1,500         Put Option on S&P 500 Index, Strike @ 1075.000,
                  Exp. 05/18/02 (cost $59,548)                    39,000
                                                             -----------

Principal
Amount
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 26.6%

$1,102,958        Cash Trust Series II -Treasury Fund
                  (cost $1,102,958)                            1,102,958
                                                             -----------

TOTAL INVESTMENTS IN SECURITIES
  (cost $3,901,591):  94.2%                                    3,903,597
Other Assets less Liabilities: 5.8%                              239,492
                                                             -----------

NET ASSETS:       100.0%                                     $ 4,143,089
                                                             ===========


Shares                                                             Value
--------------------------------------------------------------------------------

SECURITIES SOLD SHORT: (15.1%)
    2,800         iShares Trust - Russell 2000                  $260,960
    1,900         Midcap   SPDR   Trust Unit Series 1            175,845
    5,600         NASDAQ - 100 Shares                            189,168
                                                             -----------

TOTAL SECURITIES SOLD SHORT
  (proceeds $688,279)                                           $625,973
                                                             ===========


ADR  - American depositary receipt.

*    Non-income producing security.

**   Security  segregated  for  short  sales.   Aggregate  value  of  segregated
     securities at February 28, 2002 was $686,969.



Schedule of Investments by Industry
Purisima Pure Foreign Fund
February 28, 2002 (unaudited)

                                                     % of
Industry                                             Net Assets
--------------------------------------------------------------------------------

Automobile Manufacturers                             3.8%
Banking                                              5.1%
Chemicals                                            0.8%
Commercial Services                                  0.5%
Electric                                             0.8%
Foods                                                2.3%
Home Furnishing                                      1.7%
Insurance                                            1.8%
Media                                                0.6%
Mining                                               1.5%
Miscellaneous Manufacturer                           1.1%
Oil & Gas                                            1.9%
Pharmaceuticals                                      3.7%
Software                                             0.7%
Telecommunications                                   0.8%
U.S. Treasury Obligations                           39.6%
Put Options                                          0.9%
Short-term investments                              26.6%
                                                    ------

TOTAL INVESTMENTS IN SECURITIES                     94.2%
Other Assets less Liabilities                        5.8%
                                                    ------
NET ASSETS                                         100.00%
                                                   =======

              See accompanying Notes to the Financial Statements.


Purisima Funds
Statements of Assets and Liabilities
February 28, 2002 (unaudited)


                                            Total Return      Pure American     Pure Foreign
                                                Fund              Fund             Fund
                                                ----              -----            ----

ASSETS
Investments in securities, at cost          $173,989,470      $2,971,001        $3,901,591
                                            =============     ==========        ==========

Investments in securities, at value         $173,153,261      $2,973,054        $3,903,597

Deposit with brokers for
   securities sold short (Note 2)             26,698,645         606,090           840,593
Receivables: Dividends and interest              775,932          18,319            24,571
Other receivables                                 24,260             577               804
Other assets                                      33,697           1,420             4,579
                                             -----------       ---------        ----------
Total Assets                                 200,685,795       3,599,460         4,774,144
                                             -----------       ---------        ----------

LIABILITIES
Securities sold short, at value
 (proceeds $26,137,252, $496,684 and
 $688,279 respectively)                       24,323,767         453,654           625,973
 Payables:
   Due to adviser (Notes 3 and 4)                179,855           3,862             5,082
   Accrued expenses                                2,107               -                 -
                                             -----------       ---------        ----------
   Total Liabilities                          24,505,729         457,516           631,055
                                             -----------       ---------        ----------

NET ASSETS                                  $176,180,066      $3,141,944        $4,143,089
                                            ============      ==========        ==========

Number of shares issued and outstanding
 (unlimited shares authorized,
  $0.01 par value)                            10,356,424         258,119           276,866
                                            ============      ==========        ==========

Net asset value, offering and
   redemption price per share                     $17.01          $12.17            $14.96
                                             -----------      ----------        ----------

COMPONENTS OF NET ASSETS
 Paid-in capital                            $175,595,862      $3,063,352        $4,054,213
 Accumulated net investment income (loss)      1,104,446         (4,012)            14,529
 Accumulated net realized gain (loss)
   on investments                            (1,497,519)          37,521            10,035
 Net unrealized appreciation on investments      977,277          45,083            64,312
                                             -----------     -----------        ----------
 Net assets                                 $176,180,066      $3,141,944        $4,143,089
                                             ===========     ===========        ==========

                See accompanying Notes to Financial Statements.


       Purisima Funds
       Statements of Operations
       For the Six Months Ended February 28, 2002 (unaudited)


                                           Total Return   Pure American    Pure Foreign
                                               Fund           Fund             Fund
                                               ----           ----             ----
       INVESTMENT INCOME
       Income
       Dividends (net of foreign taxes
       witheld
       of $8,730, $0, and $721,              $259,238          $8,711         $5,686
       respectively)
       Interest                             1,799,799          35,588         52,763
                                            ---------          ------         -------
       Total income                         2,059,037          44,299         58,449
                                            ---------          ------         -------

       Expenses
       Advisory fees                          726,081          23,157         33,687
       Distribution fees                      181,520               -              -
       Administration fees                     72,608               -              -
       Registration fees                       23,803               -              -
       Transfer agent fees                     18,596               -              -
       Fund accounting fees                    16,860               -              -
       Custody fees                             9,917               -              -
       Audit fees                               9,421               -              -
       Amortization of deferred                 6,614               -              -
       organizational costs
       Legal fees                               5,703               -              -
       Reports to shareholders                  3,472               -              -
       Trustee fees                             2,125               -              -
       Insurance expense                        2,083               -              -
       Miscellaneous                            5,530               -              -
       Dividend expenses on securities         75,364           1,641          2,275
       sold short                             -------          ------         -------
       Total expenses                       1,159,697          24,798         35,962
       Add: expense recouped by adviser         3,945               -              -
       (Note 3)
       Less: fees waived (Note 3)                   -         (11,457)       (18,067)
                                            ---------         --------       --------
       Net expenses                         1,163,642          13,341         17,895

       Net investment income                  895,395          30,958         40,554
                                              -------          ------         ------

       REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS
       Net realized gain (loss) on investments:
       Securities                             345,328         (24,170)        (1,936)
       Options                              2,677,836          26,735         36,467
       Net unrealized appreciation
       (depreciation)
       on investments                      (2,494,067)         47,024        (10,803)
                                           -----------         ------        --------
       Net realized and unrealized gain       529,097          49,589         23,728
       on investments                         -------          ------         ------

       Net increase in net assets resulting
       from operations                     $1,424,492         $80,547        $64,282
                                           ==========         =======        =======



                 See accompanying Notes to Financial Statements.



Purisima Funds
Statement of Changes in Net Assets
                                                              Total Return Fund
                                                     Six Months Ended       Year Ended
INCREASE (DECREASE) IN NET ASSETS FROM:             February 28, 2002*   August 31, 2001

OPERATIONS
Net investment income                                      $895,395         $1,604,963
Net realized gain on investments
Securities                                                  345,328          8,825,592
Options                                                   2,677,836            601,948
Net unrealized depreciation on                           (2,494,067)       (11,196,938)
investments                                              -----------       ------------
Net increase (decrease) in net assets resulting           1,424,492           (164,435)
from operations                                          -----------       ------------

DISTRIBUTION TO SHAREHOLDERS
From net investment income                               (1,395,912)                 -
From net realized gain                                  (12,127,092)        (2,882,567)
                                                        ------------        ------------
Total distributions to shareholders                     (13,523,004)        (2,882,567)
                                                        ------------        ------------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from
net change in outstanding shares (a)                     65,913,824         35,644,313

Total increase in net assets                             53,815,312         32,597,311

NET ASSETS
Beginning of period                                     122,364,754         89,767,443
                                                        -----------         ----------
End of period                                          $176,180,066       $122,364,754
                                                       ============       ============

Accumulated net investment income                        $1,104,446         $1,604,963
                                                         ==========         ==========

(a)  A summary of capital share transactions is as follows:


                               Six Months Ended                  Year Ended
                              February 28, 2002*               August 31, 2001
                             --------------------            ------------------
                            Shares        Value           Shares             Value
                           --------      --------        --------           -------
Shares sold               3,520,053    $61,147,528        2,484,591        $45,161,922
Shares issued on
reinvestment of             794,154     13,397,385          162,597          2,868,215
distributions
Shares redeemed            (491,354)    (8,631,089)        (682,202)       (12,385,824)
                          ----------   ------------       ----------       ------------
Net increase              3,822,853    $65,913,824        1,964,986        $35,644,313
                          ==========   ============       ==========       ============


* Unaudited.


Purisima Funds
Statement of Changes in Net Assets
                                                                  Pure American Fund
                                                        Six Months Ended       Year Ended
INCREASE (DECREASE) IN NET ASSETS FROM:                February 28, 2002*    August 31, 2001
                                                       ------------------    ---------------

OPERATIONS
Net investment income                                         $30,958           $15,345,302
Net realized gain (loss) on
investments
Securities                                                    (24,170)           25,707,933
Options                                                        26,735             2,827,407
Net unrealized
appreciation
(depreciation) on investments                                  47,024               (69,023)
Net increase in net assets                                    -------               --------
resulting
from operations                                                80,547            43,811,619

DISTRIBUTION TO SHAREHOLDERS
From net investment income                                   (148,984)          (15,231,288)
From net realized gain                                         (4,183)          (28,532,697)
                                                               -------          ------------
Total distributions to shareholders                          (153,167)          (43,763,985)
                                                             ---------          ------------

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding                             (1,290,218)            3,377,125
shares (a)                                                 -----------            ---------

Total increase (decrease) in net assets                    (1,362,838)            3,424,759

NET ASSETS
Beginning of period                                         4,504,782             1,080,023
End of period                                              $3,141,944            $4,504,782
                                                           ===========           ===========

Accumulated net investment income                             $(4,012)             $114,014
(loss)                                                        ========             =========

(a)  A summary of capital share transactions is as follows:


                                Six Months Ended                      Year Ended
                               February 28, 2002*                  August 31, 2001
                           -----------------------------------------------------------------
                           Shares         Value              Shares               Value
                           ---------------------             --------------------------
Shares sold               74,583          $937,481         55,910,511          $716,647,202
Shares issued on
reinvestment
of distributions          12,420           148,667          1,521,628            19,476,458
Shares redeemed          (190,805)      (2,376,366)       (57,150,281)         (732,746,535)
                         ---------      -----------       ------------         -------------
Net increase (decrease)  (103,802)     $(1,290,218)           281,858            $3,377,125
                         =========     ============           =======            ===========

* Unaudited.

                 See accompanying Notes to Financial Statments.


Purisima Funds
Statement of Changes in Net Assets
                                                                 Pure Foreign Fund
                                                        Six Months Ended       Year Ended
INCREASE (DECREASE) IN NET ASSETS FROM:                February 28, 2002*   August 31, 2001
                                                       ------------------  -----------------

OPERATIONS
Net investment income                                        $40,554          $33,211,259
Net realized gain (loss) on
investments
Securities                                                   (1,936)           23,659,758
Options                                                      36,467             6,466,923
Net unrealized depreciation on investments                  (10,803)             (88,418)
                                                            --------             --------
Net increase in net assets resulting from operations          64,282           63,249,522
                                                              ------           ----------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                 (190,682)         (33,066,078)
From net realized gain                                             -         (30,112,424)
                                                           ---------         ------------
Total distributions to shareholders                        (190,682)         (63,178,502)
                                                           ---------         ------------

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares (a)                (4,632,077)            6,020,360
                                                         -----------            ---------

Total increase (decrease) in net assets                  (4,758,477)            6,091,380

NET ASSETS
Beginning of period                                        8,901,566            2,810,186
                                                           ---------            ---------
End of period                                             $4,143,089           $8,901,566
                                                          ==========           ==========

Accumulated net investment income                            $14,529             $164,657
                                                             =======             ========

(a)  A summary of capital share transactions is as follows:



                               Six Months Ended                      Year Ended
                              February 28, 2002*                  August 31, 2001
                            ---------------------               ------------------
                            Shares         Value             Shares              Value
                           ------------------------         ---------------------------

Shares sold                   39,980     $620,831         103,328,371        $1,532,369,330
Shares issued on
reinvestment
of distributions              12,224      181,160           1,866,011            27,653,069
Shares redeemed             (354,453)  (5,434,068)       (104,786,761)       (1,554,002,039)
Net increase (decrease)     (302,249) $(4,632,077)            407,621            $6,020,360


* Unaudited.


       Purisima Funds
       Financial Highlights
       For a capital share outstanding throughout each period.

       The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.


                                                                    Total Return Fund
                                                       ------------------------------------------------
                                                                                             Oct. 28,`96+
       Six Months Ended                                     Year Ended August 31,             through
                                          Feb. 28, `02++    `01     `00      `99       `98   Aug. 31,`97


       Net asset value, beginning
       of period                          $18.73           $19.65   $17.46   $12.47    $11.87   $10.00

       Income from investment operations:
       Net investment income (loss)         0.05             0.31^    (0.01)   (0.01)    0.02     0.02
       Net realized and unrealized gain
       (loss)
       on investments                       0.08            (0.61)^  2.22     5.00      0.60     1.85
       Total from investment operations     0.13            (0.30)^  2.21     4.99      0.62     1.87

       Less distributions:
       From net investment income          (0.19)               -   (0.02)       -     (0.02)       -
       From net realized gain              (1.66)           (0.62)      -        -         -        -
       Total distributions                 (1.85)           (0.62)  (0.02)       -     (0.02)       -

       Net asset value, end of period      $17.01           $18.73  $19.65   $17.46    $12.47   $11.87

       Total return                         0.75%**        (1.33%)  12.64%   40.05%     5.26%    18.70%**

       Ratios/supplemental data:
       Net assets, end of period           $176.2           $122.4  $89.8    $53.2      $21.5    $4.2
       (millions)

       Ratio of expenses to average net
       assets:
       Before fees waived and expenses
       absorbed or recouped                 1.49%*+         1.61%+   1.62%    1.82%     2.71%    20.97%*
       After fees waived and expenses
       absorbed or recouped                 1.50%*+         1.50%+   1.50%    1.50%     1.50%    1.50%*

       Ratio of net investment income
       (loss)
       to average net assets #              1.23%*          1.68%    (0.04%)  0.00%     0.28%    0.56%*

       Portfolio turnover rate              1.40%**       105.90%    38.42%   12.72%    15.89%   1.35%**

*    Annualized.
**   Not annualized.
+    Commencement of operations.
++   Unaudited.
#    Net of fees waived.
^    Calculations are based on average shares outstanding for the period.
+ Without dividend expense on securities shold short, which were 0.10% for 2002 and 0.05% for 2001.



                 See accompanying Notes to Financial Statements.




Purisima Funds
Financial Highlights
For a capital share outstanding throughout each period.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.



                                                   Pure American Fund
                                ----------------------------------------------------------
                                                                            Sep. 29, `98+
                                Six Months Ended  Year Ended Aug. 31,         through
                                Feb. 28, `02++    `01           `00         Aug. 31, `99
                                --------------    ---           ----        -------------
Net asset value, beginning of      $12.45         $13.49        $13.00       $10.00
period                             ------         ------        ------       -------

Income from investment
operations:
Net investment income (loss)         0.25         0.28 ^        (0.03)       (0.02)
Net realized and unrealized gain
(loss) on investments                0.07        (0.02)^          0.52         3.02
                                     ----        -------          ----         ----
Total from investment operations     0.32         0.26 ^          0.49         3.00

Less distributions:
From net investment income         (0.58)         (0.28)             -            -
From net realized gain             (0.02)         (1.02)      (0.00)++            -
                                   ------         ------      --------        ------
Total distributions                (0.60)         (1.30)      (0.00)++            -
                                   ------         ------      --------        ------

Net asset value, end of period     $12.17         $12.45        $13.49       $13.00
                                   ======         ======        ======       ======

Total return                      2.63%**          1.96%         3.79%        30.00%**

Ratios/supplemental data:
Net assets, end of period            $3.1           $4.5          $1.1         $1.5
(millions)

Ratio of expenses to average net assets:
Before fees waived                1.50%*+         1.50%+         1.50%        1.50%*
After fees waived                 0.76%*+         0.00%+           n/a          n/a

Ratio of net investment income
(loss)
to average net assets              2.01%*          4.09%       (0.13%)      (0.34%)*

Portfolio turnover rate           5.50%**        265.29%        45.48%       29.73%**


*    Annualized.
**   Not annualized.
+    Commencement of operations.
++   Unaudited.
++   Amount represents less than $0.01 per share.
^    Calculations are based on average shares outstanding for the period.
+ Without dividend expense on securities shold short, which were 0.10% for 2002 and 0.08% for 2001


               See accompanying Notes to Financial Statements.


       Purisima Funds
       Financial Highlights

       For a capital share outstanding throughout each period. The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.

                                                    Pure Foreign Fund
                                 ------------------------------------------------------------
                                                                              Sep. 29, `98+
                                  Six Months Ended    Year Ended Aug. 31,        through
                                    Feb. 28, `02++      `01        `00        Aug. 31, `99
                                    --------------      ---        ---        ------------

       Net asset value, beginning         $15.37        $16.39     $13.52         $10.00
       of period                          ------        ------     ------         ------

       Income from investment
       operations:
       Net investment income                0.44          0.33 ^     0.01           0.04
       Net realized and unrealized
       gain (loss)
       on investments                      (0.18)        (0.45)^     3.69           3.48
                                           ------        -------     ----           ----
       Total from investment                0.26         (0.12)^     3.70           3.52
                                            ----         -------     ----           ----
       operations

       Less distributions:
       From net investment income          (0.67)        (0.35)     (0.03)          -
       From net realized gain               -            (0.55)     (0.80)          -
                                            -            ------     ------          -
       Total distributions                 (0.67)        (0.90)     (0.83)          -
                                           ------        ------     ------          -

       Net asset value, end of            $14.96        $15.37     $16.39         $13.52
                                          ======        ======     ======         ======
       period

       Total return                         1.71%**      (0.45%)    28.04%         35.20%**

       Ratios/supplemental data:
       Net assets, end of period           $4.1          $8.9       $2.8           $0.3
       (millions)

       Ratio of expenses to average
       net assets:
       Before fees waived                   1.50%*+       1.50%+     1.50%          1.50%*
       After fees waived                    0.70%*+       0.00%+   n/a            n/a

       Ratio of net investment
       income
       to average net assets                1.81%*        4.21%      0.26%          0.65%*

       Portfolio turnover rate              3.79%**     258.66%     51.60%          7.19%**

*    Annualized.
**   Not annualized.
+    Commencement of operations.
++   Unaudited.
^    Calculations are based on average shares outstanding for the period.
+ Without dividend expense on securities shold short, which were 0.10% for 2002 and 0.08% for 2001.


                 See accompanying Notes to Financial Statements.



 See accompanying Notes to Financial Statements.

Purisima Funds
Notes to Financial Statements
February 28, 2002 (unaudited)
NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware business trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open- end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objectives and policies. The Trust consists of three diversified series (the "Funds"): Purisima Total Return Fund (the "Total Return Fund"), representing the initial series of the Trust which commenced operations on October 28, 1996, and Purisima Pure American Fund (the "Pure American Fund") and Purisima Pure Foreign Fund (the "Pure Foreign Fund") both of which commenced operations on September 29, 1998. Fisher Investments, Inc. (the "Adviser") serves as the investment adviser to the Funds.

The investment objectives of the Funds are as follows:

The Total Return Fund seeks to produce a high level of total return. It invests primarily in common stocks and other equity-type securities, or securities acquired primarily to produce income, or a combination of both depending on the assessment of market conditions.

The Pure  American  Fund seeks to provide  investors  with a high level of total return. The Fund may emphasize investments in common stocks and other equity-type securities acquired primarily to produce income, or a combination of both, depending on the assessment of market conditions by the Fund's investment Adviser. The Fund will concentrate its portfolio holdings to those securities issued by issuers domiciled in the United States.

The Pure  Foreign  Fund  seeks to provide  investors  with a high level of total return. The Fund may emphasize investments in common stocks and other equity-type securities acquired primarily to produce income, or a combination of both, depending on the assessment of market conditions by the Fund's investment Adviser. Under normal market conditions, the Fund will concentrate its portfolio holdings to those securities issued by issuers domiciled outside of the United States.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the closing bid. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee. Debt securities with remaining maturities of 60 days or less are valued at cost which, when combined with accrued interest, approximates market value. Discounts and Premiums on securities purchased are amortized over the lives of the respective securities using the straight-line method.

     B. Deferred Organization Costs. Costs incurred by the Total Return Fund in connection with its organization, registration and the initial public offering of shares totaling $133,629 have been deferred and are being amortized on a straight-line basis over a period of five years. If any of the original shares of the Total Return Fund are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the redeeming shareholder's pro rata share of the unamortized costs as of the date of redemption. The Adviser, on behalf of the Total Return Fund, paid the organizational costs discussed above.

     C. Federal Income and Excise Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to its shareholders. Therefore, no federal income or excise tax provision is required.

     D. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis.

     E. Use of estimates. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     F. Concentration of Risk. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

     G. Options. Options purchased are recorded as investments; options written (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option result in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

     H. Securities Sold Short. The Funds are engaged in selling securities short, which obligates the Funds to replace a security borrowed by purchasing the same security at the current market value. The Funds would incur a loss if the price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds would realize a gain if the price of the security declines between those dates.

          The Funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Funds must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

     I. Other. In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and will require investment companies to amortize premiums and discounts on fixed income securities using the interest method. Currently, the Funds amortize discounts and premiums on fixed income securities using the straight-line method. Upon adoption, the Funds will be required to record a cumulative effect adjustment to reflect the amortization of discounts and premiums. At this time, the Funds have not completed its analysis of the impact of this accounting change.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Total Return Fund (the "Fund") has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is also initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the six months ended February 28, 2002, the Adviser recouped fees previously waived and expenses absorbed of $3,945.

At February 28, 2002, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund is $309,286. The Adviser may recapture $118,832 of this amount no later than August 31, 2002, $87,515 no later than August 31, 2003 and $102,939 no later than August 31, 2004.

The Pure American and Pure Foreign Funds have a Comprehensive Management Agreement with the Adviser to provide advisory and other ordinary services, including administration, transfer agency, custody and auditing services. For providing these services, the Pure American and Pure Foreign Funds each pay the Adviser a monthly fee at the annual rate of 1.50% of the respective Funds' average daily net assets. For the period December 21, 2000 to December 1, 2001, the Adviser voluntarily agreed to reduce the entire management fee to 0.00% for the Pure American and Pure Foreign Funds. This comprehensive fee arrangement required the Adviser to absorb and pay out of its own resources all operating expenses of the Pure American and Pure Foreign Funds. For the period September 1, 2001 to December 1, 2001, the Adviser waived fees of $11,457 for the Pure American Fund and $18,067 for the Pure Foreign Fund.

U.S. Bancorp Fund Services, LLC (the "Administrator") (formerly Investment Company Administration, LLC) acts as the Trust's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals.

For its services, the Administrator receives a monthly fee based on the value of the total average net assets of the Trust at an annual rate of 0.10% of the first $200 million of such net assets, 0.05% of the next $300 million, and 0.03% thereafter, subject to a minimum fee of $40,000 per Fund.

Quasar Distributors, LLC (the "Distributor") (formerly First Fund Distributors, Inc.) an affiliate of the Administrator, serves as distributor of the Funds pursuant to a Distribution Agreement with the Trust on behalf of each Fund. Purisima Securities, LLC ("Purisima Securities") an affiliate of the Adviser, serves as co-distributor of the Funds pursuant to a Co-Distribution Agreement with the Trust. Purisima 2002 semi-annual 0419.qxd 4/19/2002 3:04 PM Page 27


NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Total Return Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the six months ended February 28, 2002, the Fund incurred $181,520 in distribution fees.

NOTE 5 - PURCHASES AND SALES
The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended February 28, 2002 were as follows: Fund Purchases Sales Excluding U.S. Government securities:


Fund                                            Purchases          Sales
----                                            ---------          ------

Excluding U.S. Government securities:
Total Return Fund                              $18,253,784       $1,179,545
Pure American Fund                                  68,969          111,670
Pure Foreign Fund                                  415,165           96,643

U.S. Government securities:
Total Return Fund                              $17,483,027       $        0
Pure American Fund                                 187,513                0
Pure Foreign Fund                                  267,875                0

NOTE 6 - DISTRIBUTION TO SHAREHOLDERS

As of February 28, 2002, the components of distributable earnings on a tax basis were as follows:

                                       Total            Pure       Pure Foreign
                                       Return           American

Cost of investments for tax purposes   $173,989,470    $2,971,001  $3,901,591
                                       ---------------------------------------
Gross tax unrealized                   $  5,503,904    $  131,771  $  181,731
appreciation
Gross tax unrealized                     (4,526,627)      (86,688)   (117,419)
depreciation                           ---------------------------------------
Net tax unrealized
appreciation
(depreciation)                         $    977,277    $   45,083  $   64,312
                                       =======================================
Undistributed ordinary income          $  1,772,782    $   33,511  $   24,564
Undistributed long-term gains                     -             -          -

The tax composition of dividends was as follows:

                                  Ordinary  Long Term  Long Term
                       Ordinary   Income    Capital    Capital
                       Income     Per       Gains      Gains
                       Total      Share     Total      Per Share

Total Return Fund      $5,260,447 $0.7179 $8,262,543  $1.1276
Pure American Fund     148,984     0.5806      4,183   0.0163
Pure Foreign Fund      190,682     0.6665          -       -


Privacy Notice

Fisher Investments, Inc. and The Purisima Funds collect nonpublic information about you from the following sources:

-    Information we receive about you on applications or other forms;

-    Information you give us orally; and

-    Information about your transactions with us or others.

We do not disclose any nonpublic personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquires from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information. Purisima 2002 semi-annual 0419.qxd 4/19/2002 3:04 PM Page 29